LEASES - Information related to operating lease activity (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating lease rental expense
Amortization of right-of-use assets	$ 70,021	$ 109,251
Expense for short-term leases within 12 months	27,275	6,778
Interest of lease liabilities	5,012	6,889
Total operating lease rental expense	$ 102,308	$ 122,918